ADVISORY AGREEMENT	12 Months Ended
Dec. 31, 2013
ADVISORY AGREEMENT
ADVISORY AGREEMENT

5.                   ADVISORY AGREEMENT

The Fund, MLAI and Winton entered into an advisory agreement.  The advisory agreement will continue in effect until December 31, 2014.  Thereafter, the advisory agreement will be automatically renewed for successive three-year periods, on the same terms, unless terminated at any time by either Winton or the Fund upon 90 days written notice to the other party.  Pursuant to the advisory agreement, Winton has the sole and exclusive authority and responsibility for directing the Fund’s trading, subject to MLAI’s fiduciary authority to intervene to overrule or unwind trades if MLAI reasonably deems that doing so is necessary or advisable for the protection of the Fund.

The Fund charges management fees on the average month-end net asset value of each investor’s Units, after reduction for the brokerage commissions accrued with respect to such assets, and are payable to Winton on a monthly basis.  Management fees are charged at a rate equal to 2% per year for Class A Units, Class C Units, Class I Units, Class D Units, Class DS Units and Class M Units. Management Fees are charged at a rate equal to 1.5% per year for Class DT Units.  Management fees are charged at a rate equal to 1.25% per year for Class G Units. Management fees are charged at a rate equal to 1% per year for Class F Units and Class F-1 Units.

Performance fees are charged by the Fund on any New Trading Profit (as defined in the advisory agreement) and are payable to Winton as of either the end of each calendar year or upon any interim period for which there are net redemption of Units, to the extent of the applicable percentage of any New Trading Profit attributable to such Units.  The Fund pays a 20% performance fee to Winton with respect to all classes, except Class DT Units, which is charged a performance fee of 15%.

With respect to the Class A Units, Class C Units, Class I Units, Class M Units, Class D Units and Class DS Units, Winton has agreed to share with MLAI, 25% of the 2% management fee and 25% of the 20% performance fee.  With respect to Class F Units and Class F-1 Units, Winton has agreed to share with MLAI, 15% of the 1% management fee and 12.5% of the 20% performance fee.  With respect to Class G Units, Winton has agreed to share with MLAI 20% of the 1.25% management fee and 25% of the 20% performance fee.    Winton has agreed to share these fees with MLAI in order to defray costs in connection with and in consideration of BAC’s providing certain administrative and operational support for the Fund. This fee sharing arrangement does not apply in respect of Class DT Units.